VIA EDGAR


May 2, 2007


Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Variable Separate Account ("Registrant")
     AIG SunAmerica Life Assurance Company ("Depositor")
     WM Diversified Strategies III Variable Annuity
     File No. 333-66114 and 811-03859


Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectus and Statement of Additional Information dated May 1, 2007 for Registrant on behalf of the WM Diversified Strategies III Variable Annuity contains no changes from the form of Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 14 under the Securities Act of 1933 and Amendment No.15 under the Investment Company Act of 1940, respectively, to the above-mentioned Registration Statement filed on Form N-4 with the Securities and Exchange Commission on April 30, 2007, via EDGAR.

Should you have any questions regarding this filing, please do not hesitate to contact me at (310) 772-6549.

Very truly yours,


/s/ Jennifer Herron
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Jennifer Herron
Paralegal